Securities (Schedule Of Book Value And Fair Value Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Book Value	$ 70,980	$ 55,869
Gross Unrealized Gains	502	1,737
Gross Unrealized (Losses)	(2,297)	(55)
Available-for-sale Securities, Total	69,185	57,551
Mortgage-Backed Securities Fixed Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Book Value	45,693	42,804
Gross Unrealized Gains	368	1,436
Gross Unrealized (Losses)	(724)
Available-for-sale Securities, Total	45,337	44,240
Mortgage-Backed Securities Variable Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Book Value	4,903	2,038
Gross Unrealized Gains	77	143
Gross Unrealized (Losses)	(128)
Available-for-sale Securities, Total	4,852	2,181
Municipals [Member]
Schedule of Available-for-sale Securities [Line Items]
Book Value		1,050
Gross Unrealized (Losses)		(50)
Available-for-sale Securities, Total		1,000
Taxable Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Book Value	9,810
Gross Unrealized (Losses)	(840)
Available-for-sale Securities, Total	8,970
Tax Exempt Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Book Value	1,634
Gross Unrealized (Losses)	(61)
Available-for-sale Securities, Total	1,573
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Book Value	8,940	9,977
Gross Unrealized Gains	57	158
Gross Unrealized (Losses)	(544)	(5)
Available-for-sale Securities, Total	$ 8,453	$ 10,130